NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Balance, December 31, 2021	$92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$102,011
Issued during the months ended March 31, 2023	133,031
Derivative liabilities debt discount	29,167
Change in fair value recognized in operations	(39,118)
Converted during the months ended March 31, 2023	(38,172)
Balance, March 31, 2023	$186,919

December 31, 2022
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Balance, January 1, 2021	$7,202
Issued during the months ended December 31, 2021	1,008,543
Derivative liabilities debt discount	442,764
Change in fair value recognized in operations	(163,781)
Converted during the months ended December 31, 2021	(1,202,201)
Balance, December 31, 2021	92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$102,011